Other Taxes Payable (Details) - Schedule of Other Taxes Payable - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Other Taxes Payable [Abstract]
VAT payable	$ 26,190	$ 22,916
Income tax payable	2,399	2,455
Business tax payable	3,182	2,791
Others	3	16
Total	$ 31,774	$ 28,178